Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Income	€ 25,678	€ 21,087	€ 18,121
Expenses	13,887	13,315	12,084
Taxation	3,192	2,181	1,662
Non-controlling interests	275	258	235
Net result	8,324	5,334	4,140
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Income	(2,643)	1,528	4,455
Taxation	(647)	470	1,308
Net result	(1,996)	1,058	3,147
Results IFRS-EU
Disclosure of operating segments [line items]
Income	23,035	22,615	22,575
Expenses	13,887	13,315	12,084
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	€ 6,327	€ 6,392	€ 7,287